CERTIFICATION OF
              STRONG VARIABLE INSURANCE FUNDS, INC.
               on behalf of the following series:
                    Strong Discovery Fund II
                      Strong Growth Fund II
               Strong International Stock Fund II
                  Strong Schafer Value Fund II


STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Prospectus and Statement of Additional Information of the Strong Discovery Fund II, Strong Growth Fund II, Strong International Stock Fund II, and Strong Schafer Value Fund II, each dated May 1, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 17 (File No. 33-45321; 811-6553), which was filed with the Securities and Exchange Commission on April 29, 1998 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.  The form of the Prospectus and Statement of Additional
    Information of the Strong Discovery Fund II, Strong Growth Fund II, Strong International Stock Fund II, and Strong Schafer Value Fund II that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                           STRONG VARIABLE INSURANCE FUNDS,INC.



                              /s/ John S. Weitzer
                              By   John S. Weitzer
                              Title:    Vice President


Dated:  May 4, 1998